Note 10 - Equity Transactions (Details Textual) - USD ($)											1 Months Ended								4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	May. 27, 2014	Mar. 17, 2014	Feb. 18, 2014	Feb. 10, 2014	Feb. 10, 2014	Dec. 23, 2013	Jul. 31, 2013	Jul. 01, 2013	Mar. 08, 2013	Nov. 27, 2012	May. 27, 2014	Mar. 31, 2014	Mar. 17, 2014	Mar. 07, 2014	Feb. 18, 2014	Dec. 23, 2013	Jul. 25, 2013	Nov. 27, 2012	Dec. 31, 2013	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 27, 2013	Feb. 15, 2013	Jan. 31, 2013	Dec. 31, 2012
Public Offering [Member] | Class G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																	0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights																	$ 0.80
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	1,503,409
Warrant Exercisable Term																	5 years
Public Offering [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																	1
Stock Issued During Period, Shares, New Issues																								3,006,818
Public Offering [Member]
Stock Issued During Period, Shares, New Issues																	3,006,818
Warrants Price Per Unit																	$ 0.55
Proceeds from Issuance of Public Offering Gross																	$ 1,653,750
Proceeds from Issuance Public Offering Net																	$ 1,517,450
On Or Before January31 St 2013 [Member] | Subscription Agreement [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																											$ 50,000
On Or Before February15 Th 2013 [Member] | Subscription Agreement [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																										$ 50,000
On Or Before May 27 Th 2014 [Member] | Subscription Agreement [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock																									$ 900,000
Minimum Installment Amount Of Purchase Price																		$ 100,000
During First Sixty Days [Member] | 8% Convertible Promissory Notes [Member]
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance				120.00%	120.00%
During First Sixty Days [Member] | One Hundred Twenty Eight Thousand Five Hundred Dollars Convertible Note [Member]
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance						115.00%										115.00%
During First Sixty Days [Member] | $78,500 Convertible Note [Member]
Debt Instrument, Prepayment Amount as a Percentage of Outstanding Balance			115.00%												115.00%
Consulting Agreements [Member]
Stock Issued During Period, Shares, Issued for Services																				1,005,000			203,000	1,583,315
Stock Issued During Period, Value, Issued for Services																				$ 624,150			$ 119,000	$ 1,014,267
Class G Warrants [Member]
Warrants Issued																								1,503,409
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.80		$ 0.80
Class of Warrant or Right, Outstanding																			1,503,409		1,503,409		1,503,409	1,503,409
Series A Warrants [Member] | Private Placement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1											1
Series A Warrants [Member] | Private Placement [Member] | Newport Coast Securities, Inc. and Oppenheimer & Co. Inc. [Member]
Class of Warrant or Right, Outstanding		696,000											696,000
Series A Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50											$ 0.50
Series A Warrants [Member] | 18% Convertible Promissory Notes [Member]
Class of Warrant or Right, Outstanding		2,055,421											2,055,421
Series A Warrants [Member]
Warrants Issued																							25,951,421
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.50		$ 0.50
Class of Warrant or Right, Outstanding																					25,951,421		25,951,421
Series B Warrants [Member] | Private Placement [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1											1
Series B Warrants [Member] | Private Placement [Member] | Newport Coast Securities, Inc. and Oppenheimer & Co. Inc. [Member]
Class of Warrant or Right, Outstanding		417,600											417,600	417,600
Series B Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50											$ 1.50
Series B Warrants [Member] | 18% Convertible Promissory Notes [Member]
Class of Warrant or Right, Outstanding		1,233,252											1,233,252
Series B Warrants [Member]
Warrants Issued																							15,570,852
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 1.50		$ 1.50
Class of Warrant or Right, Outstanding																					0		15,570,852
Class J Warrants [Member] | 8% Convertible Promissory Notes [Member]
Warrants Issued					629,378
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.4425	$ 0.4425
Warrants Term					5 years
Class J Warrants [Member]
Warrants Issued																							629,378
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.44		$ 0.44
Class of Warrant or Right, Outstanding																					629,378		629,378
Class H Warrants [Member] | Board of Directors Chairman [Member]
Warrants Issued																								58,635
Class H Warrants [Member]
Warrants Issued							1,988,095																	1,988,095
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.80														$ 0.80		$ 0.80
Warrants Term							5 years
Class of Warrant or Right, Outstanding																			1,988,095		1,988,095		1,988,095	1,988,095
Class I Warrants [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																			1					1
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.85					$ 0.85
Class of Warrant or Right Stock Price Trigger																			$ 1.40					$ 1.40
Class of Warrant or Right Call Feature Threshold Consecutive Trading Days																			20 days
Class I Warrants [Member]
Warrants Issued																								1,043,646
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.85		$ 0.85
Class of Warrant or Right, Outstanding																			1,043,646		1,043,646		1,043,646	1,043,646
Private Placement [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		6,175											6,175
Convertible Preferred Stock, Shares Issued upon Conversion		2,000											2,000
Private Placement [Member] | Series A Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1											1
Private Placement [Member] | Series A Warrants [Member]
Warrants Issued													23,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.50											$ 0.50
Warrants Term													5 years
Private Placement [Member] | Series B Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1											1
Private Placement [Member] | Series B Warrants [Member]
Warrants Issued													13,920,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.50											$ 1.50
Warrants Term													1 year
Private Placement [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Private Placement													$ 50,000
Private Placement [Member] | Joseph Chiarelli [Member]
Proceeds from Issuance of Private Placement		$ 40,000											40,000											$ 25,000
Private Placement [Member] | Michael N. Nemelka [Member]
Proceeds from Issuance of Private Placement		50,000											$ 50,000											100,000
Private Placement [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Private Placement		$ 50,000																						$ 21,188
Private Placement [Member]
Stock Issued During Period, Shares, New Issues		6,210,000											6,210,000						1,043,646
Proceeds from Issuance of Private Placement Gross		$ 9,280,000											$ 9,280,000
Proceeds from Issuance of Private Placement		8,562,500											8,562,500						$ 626,188
Payments of Stock Issuance Costs		$ 717,500											$ 717,500
Warrants Term																			5 years
Warrants Price Per Unit																			$ 0.60
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		6,175											6,175
Convertible Preferred Stock, Shares Issued upon Conversion		2,000											2,000								2,000		2,000
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																							1,208,000	1,583,315
Stock Issued During Period, Value, Issued for Services																							$ 1,208	$ 1,584
Board of Directors Chairman [Member] | Senior Secured Notes [Member]
Stock Issued During Period, Shares, New Issues																								322,500
Debt Conversion, Original Debt, Amount																								$ 64,500
Michael N. Nemelka [Member] | 18% Convertible Promissory Notes [Member]
Due to Related Parties														$ 110,000
18% Convertible Promissory Notes [Member]
18% Convertible Promissory Notes				18.00%	18.00%									18.00%
Debt Instrument, Face Amount														$ 1,000,000
Proceeds from Convertible Debt														$ 815,000
Debt Instrument, Term														270 days
Debt Instrument, Convertible, Conversion Price														$ 0.55
Convertible Debt		$ 822,168											$ 822,168
Debt Conversion, Converted Instrument, Shares Issued		1,644,337											1,644,337
Repayments of Convertible Debt												$ 337,171
8% Convertible Promissory Notes [Member]
18% Convertible Promissory Notes				8.00%	8.00%
Debt Instrument, Face Amount				$ 278,500	$ 278,500
Proceeds from Convertible Debt				$ 250,000	$ 250,000
Debt Instrument, Original Issuance Discount Percent				10.00%	10.00%
Debt Instrument, Original Issuance Discount				$ 25,000	$ 25,000
Debt Instrument, Prepayment Term				180 days	180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger				75.00%	75.00%
Debt Instrument, Convertible, Threshold Trading Days				20	20
Repayments of Convertible Debt												337,171
Payment of Prepayment Penalty												56,195
One Hundred Twenty Eight Thousand Five Hundred Dollars Convertible Note [Member]
18% Convertible Promissory Notes			8.00%			8.00%									8.00%	8.00%
Debt Instrument, Face Amount			$ 128,500			$ 128,500									$ 128,500	$ 128,500
Proceeds from Convertible Debt						$ 125,000										$ 125,000
Debt Instrument, Prepayment Term						180 days										180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						61.00%										61.00%
Debt Instrument, Convertible, Threshold Trading Days						10										10
Repayments of Convertible Debt												158,055
Payment of Prepayment Penalty												29,555
$78,500 Convertible Note [Member]
Debt Instrument, Face Amount			78,500												78,500
Proceeds from Convertible Debt			$ 75,000												$ 75,000
Debt Instrument, Prepayment Term			180 days												180 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			61.00%												61.00%
Debt Instrument, Convertible, Threshold Trading Days			10												10
Repayments of Convertible Debt												90,275
Payment of Prepayment Penalty												$ 11,775
Senior Secured Notes [Member]
Debt Instrument, Term									180 days
Debt Instrument, Convertible, Conversion Price							$ 0.20		$ 0.20
Debt Conversion, Converted Instrument, Shares Issued							10,934,533
Notes Issued									$ 2,000,000
Debt Conversion, Original Debt, Amount									$ 4,000,000
Debt Instrument Convertible Terms of Conversion Feature Common Stock Discount									20.00%
Debt Instrument, Unamortized Discount																			$ 2,000,000					2,000,000
Embedded Derivative, Fair Value of Embedded Derivative Liability																			$ 4,908,000					4,908,000
Embedded Derivative, Loss on Embedded Derivative																								2,373,813
Secured Debt							$ 2,186,906
Debt Instrument, Increase, Accrued Interest																								2,178,390
Subscription Agreement [Member]
Stock Issued During Period, Shares, New Issues	3,600,000										3,600,000
Common Stock, Capital Shares Reserved for Future Issuance										4,000,000								4,000,000
Share Price										$ 0.25								$ 0.25
Aggregate Sales Price For Common Stock										$ 1,000,000								$ 1,000,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock										100,000								100,000		100,000
Available Cash Threshold										$ 100,000								$ 100,000		$ 100,000
Proceeds from Issuance of Common Stock	$ 900,000										$ 900,000
Proceeds from Issuance of Private Placement																						$ 8,562,500	$ 8,562,500	$ 626,188
Warrants Issued																							42,151,651	6,535,150
Class of Warrant or Right, Outstanding																			10,625,141		38,302,686		50,563,538	10,625,141				7,740,158
18% Convertible Promissory Notes																			18.00%				18.00%	18.00%
Proceeds from Convertible Debt																						815,000	$ 815,000
Share Price								$ 0.60
Proceeds from Issuance of Common Stock																								$ 1,517,450
Repayments of Convertible Debt																						450,000	$ 450,000
Embedded Derivative, Loss on Embedded Derivative																								$ 2,373,813
Gains (Losses) on Extinguishment of Debt								$ (1,073,572)																$ (1,073,572)
Fair Value Inputs, Discount Rate								1.38%
Fair Value Assumptions, Expected Volatility Rate								149.00%
Debt Instrument, Increase, Accrued Interest																						$ (7,168)	$ 7,168
Stock Issued During Period, Value, Issued for Services																							$ 743,150	$ 1,014,267